Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 02, 2014
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 02, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 02, 2014
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
PFI Prospectus - Class A, C, J, P [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated January 2, 2014
to the Classes A, C, J, and P Shares Prospectus
for Principal Funds, Inc.
dated December 30, 2013

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PFI Prospectus - Class A, C, J, P [Member] | Diversified Real Asset Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diversified Real Asset Fund
Strategy [Heading]	rr_StrategyHeading	On or about January 6, 2014, make the changes described below.Under the Principal Investment Strategies heading, delete the first paragraph and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by allocating its assets among the following general investment categories: inflation-indexed bonds, securities of real estate companies, commodity index-linked notes, fixed-income securities, securities of natural resource companies, master limited partnerships (MLPs), publicly-listed infrastructure companies, floating rate debt, securities of global agriculture companies, and securities of global timber companies. The Fund actively trades portfolio securities. The Fund purchases derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Add the following to the section:
A portion of the Fund’s assets is invested in securities of global agriculture companies. These include companies contributing to and/or profiting from the agricultural sector, especially those active in production, processing and supply, as well as the production of agricultural equipment.
A portion of the Fund’s assets is invested in securities of global timber companies. These include companies active in the financing, planting, and management of forests and wooded areas and/or in the processing, production and distribution of wood for construction and other services and products derived from wood.